Document And Entity Information	3 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001094032
Amendment Description	Amendment No. 4
Document Type	S-1/A
Entity Registrant Name	QDM INTERNATIONAL INC.
Entity Incorporation, State or Country Code	FL
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	true